Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization	The following table reconciles the elements of the Merger to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended December 31, 2021 (dollars in thousands):

Recapitalization
Cash proceeds from Crescent
Crescent’s cash in trust account	$253,395
Crescent’s cash and cash equivalents	20
Less: redemptions	(155,372)
Cash proceeds from PIPE Investment (1)	75,000
Cash proceeds from Forward Purchase Agreement (2)	25,000
Less: Cash payments to escrow	(2,000)
Less: Cash payments to stockholder representative expense holdback	(100)
Less: Cash payments of direct and incremental Merger transaction costs	(36,252)

Net cash proceeds from Merger and PIPE financing reflected as financing cash flows	159,691
Cash payments of indirect or non-incremental Merger transaction costs	(2,085)

Net cash proceeds from Merger and PIPE financing reflected as operating cash flows	(2,085)

Net cash proceeds from Merger and PIPE financing	157,606
Merger transaction costs not impacting additional paid-in capital	2,085
Non-cash VCIP/OBIP stock bonus	32,637
Non-cash net assets assumed from Crescent	36
Non-cash offering cost associated with warrant liability (3)	41
Less: warrant liability	(2,008)

Net contribution from Merger and PIPE financing	$190,397

(1)	Proceeds of $75.0 million from the Company’s private placement of an aggregate of 7,500,000 shares of Class A common stock at a per share price of $10.00 (the “PIPE Investment”).

(2)	Proceeds of $25.0 million from the Company’s private placement of an aggregate of 2,500,000 shares of Class A common stock at a per share price of $10.00 (the “Forward Purchase Agreement”).
(3)	Capitalized offering costs related to Forward Purchase Warrants which have been expensed in the consolidated statements of operations and comprehensive loss.
The following table presents the number of shares of the Company’s common stock outstanding as of the Closing Date (in thousands):

Number of Shares
Class A common stock of Crescent, outstanding prior to Closing	24,988
Less: Redemption of Crescent Class A common stock	(15,321)
Class A common stock issued in PIPE Investment (1)	7,500
Class A common stock issued under Forward Purchase Agreement (2)	2,500

Shares of Crescent common stock prior to Closing	19,667

Class F common stock of Crescent converted into Class A common stock on a one-for-one basis (3)	6,250
Less: cancellation of Class F common stock of Crescent	(2,925)
Earn-Out Shares placed into an escrow account (4)	5,000
Recapitalization of Old LiveVox common stock into Class A common stock (5)	66,637

Shares of newly issued Class A common stock in connection with Closing	74,962
Shares of Class A common stock outstanding as of the Closing Date, including Escrowed Shares	94,629
Less: Escrowed Shares (6)	(7,544)

Total shares of Class A common stock outstanding as of the Closing Date, excluding Escrowed Shares	87,085

(1)	See footnote (1) to the preceding table.
(2)	See footnote (2) to the preceding table.
(3)
Includes a total of 2,543,750 shares of converted Class A common stock held by the SPAC sponsor and certain independent directors (the
“Lock-Up
Shares”) immediately following the closing, which were placed in an escrow account to be subject to release only if the price of Class A common stock trading on Nasdaq exceeds certain thresholds during the seven-year period beginning June 18, 2021. No contingent consideration shares were issued or released during the year ended December 31, 2021.

(4)
As additional consideration payable to the LiveVox Stockholder, the Company issued 5,000,000 shares of Class A common stock (the
“Earn-Out
Shares”) held in an escrow account to be released only if the price of Class A common stock trading on Nasdaq exceeds certain thresholds during the seven-year period beginning June 18, 2021. No contingent consideration shares were issued or released during the year ended December 31, 2021.

(5)
The number of Old LiveVox shares was determined from 1,000 shares of Old LiveVox common stock outstanding immediately prior to the closing of the Merger converted at the exchange ratio of 66,637 established in the Merger.

(6)
2,543,750
Lock-Up
Shares and 5,000,000
Earn-Out
Shares (collectively, the “Escrowed Shares”) are accounted for as equity-classified equity instruments, were included as merger consideration as part of the Reverse Recapitalization, and are recorded in additional paid-in
capital. Any Escrowed Shares not

released from escrow within the seven-year period beginning June 18, 2021 will be forfeited and canceled for no consideration. The Escrowed Shares are treated as equity-linked instruments as opposed to shares outstanding, and as such are not included in shares outstanding on the Company’s consolidated balance sheets.